DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Total ordinary shares and share options issued and outstanding of the company held by Mr. Baoli Ma (as a percent)	33.40%	33.40%
Cash	¥ 439,492,788		¥ 297,273,822		$ 67,355,217
Accounts receivable, net (net of allowance of nil as of December 31, 2019 and 2020, respectively)	5,588,023		1,217,559		856,402
Prepayments and other current assets	58,629,416		52,485,930		8,985,351
Inventories	6,853,202				1,050,299
Total current assets	682,820,789		433,994,091		104,646,864
Property and equipment, net	11,445,548		7,942,086		1,754,107
Intangible asset, net	52,084,512				7,982,301
Investment securities	50,000		23,579,048		7,663
Goodwill	196,002,568				30,038,708
Other non-current assets	2,426,128		1,360,429		371,820
Total non-current assets	262,008,756		32,881,563		40,154,599
Total assets	944,829,545		466,875,654		144,801,463
Accounts payable	20,372,680		18,633,876		3,122,250
Deferred revenue	35,226,237		32,555,402		5,398,657	¥ 32,555,402	¥ 23,757,459
Income tax payable	2,122,765		940,080		325,328
Accrued expenses and other current liabilities	118,958,796		71,768,573		18,231,232
Total current liabilities	176,680,478		123,897,931		27,077,467
Deferred income tax liabilities	10,954,883				1,678,909
Total non-current liabilities	10,954,883				1,678,909
Total liabilities	187,635,361		123,897,931		$ 28,756,376
Accounts receivable, allowance	0		0	¥ 1,857,463
Revenues	1,031,323,444	$ 158,057,233	758,887,906	501,291,812
Net Loss	(221,852,864)	(34,000,438)	(52,929,508)	(144,560,198)
Net cash (used in)/provided by operating activities	(40,301,906)	(6,176,537)	(31,641,810)	(103,428,000)
Net cash used in investing activities	(288,737,892)	(44,251,016)	285,594,134	(113,171,879)
Net cash provided by/(used in) financing activities	503,479,539	77,161,615	(22,252,291)	166,251,377
Net (decrease)/increase in cash	142,218,966	21,796,011	234,227,239	(46,942,159)
Cash at the beginning of the year	297,273,822	45,559,206	63,046,583	109,988,742
Cash at the end of the year	439,492,788	$ 67,355,217	297,273,822	63,046,583
Paid in capital amount for which the assets of VIE can be used			1,000,000
VIE
Variable Interest Entity [Line Items]
Cash	42,017,215		16,334,782
Accounts receivable, net (net of allowance of nil as of December 31, 2019 and 2020, respectively)	5,588,023		1,217,559
Prepayments and other current assets	32,496,610		10,176,208
Inventories	6,853,202
Total current assets	86,955,050		27,728,549
Property and equipment, net	4,994,809		4,206,421
Intangible asset, net	52,084,512
Investment securities	50,000		50,000
Goodwill	3,054,923
Other non-current assets	1,749,304		476,724
Total non-current assets	61,933,548		4,733,145
Total assets	148,888,598		32,461,694
Accounts payable	6,817,776
Amounts due to related parties	129,873,104		18,601,875
Deferred revenue	34,541,710		865,167
Income tax payable	291,441		112,473
Accrued expenses and other current liabilities	49,315,134		29,575,764
Total current liabilities	220,839,165		49,155,279
Deferred income tax liabilities	10,954,883
Total non-current liabilities	10,954,883
Total liabilities	231,794,048		49,155,279
Accounts receivable, allowance	0		0
Revenues	651,069,900		42,007,427	38,365,840
Net Loss	(79,742,764)		(8,856,826)	(13,713,598)
Net cash (used in)/provided by operating activities	63,292,545		7,844,615	(6,075,096)
Net cash used in investing activities	(12,532,972)		(2,901,588)	(1,473,710)
Net cash provided by/(used in) financing activities	(25,077,140)		5,430,598	3,569,123
Net (decrease)/increase in cash	25,682,433		10,373,625	(3,979,683)
Cash at the beginning of the year	16,334,782		5,961,157	9,940,840
Cash at the end of the year	42,017,215		16,334,782	¥ 5,961,157
Paid in capital amount for which the assets of VIE can be used	1,000,000		1,000,000
VIE | Asset Pledged as Collateral [Member]
Variable Interest Entity [Line Items]
Total assets	¥ 0		¥ 0